CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net sales	$ 26,168	$ 23,669	$ 24,677
Finance and interest income	1,193	1,203	1,235
Total Revenues	27,361	24,872	25,912
Costs and Expenses
Cost of goods sold	21,621	19,539	20,357
Selling, general and administrative expenses	2,330	2,262	2,317
Research and development expenses	957	860	856
Restructuring expenses	93	44	84
Interest expense	942	1,028	1,106
Other, net	738	1,148	625
Total Costs and Expenses	26,681	24,881	25,345
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	680	(9)	567
Income tax (expense)	(455)	(298)	(360)
Equity in income of unconsolidated subsidiaries and affiliates	88	58	41
Net income (loss)	313	(249)	248
Net income (loss) attributable to noncontrolling interests	18	3	(5)
Net income (loss) attributable to CNH Industrial N.V.	$ 295	$ (252)	$ 253
Earnings (loss) per share attributable to common shareholders
Basic	$ 0.22	$ (0.18)	$ 0.19
Diluted	0.22	(0.18)	0.19
Cash dividends declared per common share	$ 0.118	$ 0.148	$ 0.214